DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of debt obligations

	March 31,	December 31,
	2024	2023
Face value of convertible debt	$3,450	$3,450
Less: principal converted to common shares	(394)	(60)
Less: deemed fair value ascribed to conversion feature and warrants	(859)	(1,523)
Plus: accretion of implied interest	851	1,467
Total convertible debt	3,048	3,334

Face value of Centurion debt	10,918	11,000
Less: deemed fair value ascribed to warrants	(1,204)	(1,204)
Plus: accretion of implied interest	851	776
Less: unamortized debt issuance costs	(187)	(227)
Total Centurion debt	10,378	10,345
Total debt	13,426	13,679
Less: current portion of debt	(13,426)	(13,679)
Long-term debt	$—	$—

As of December 31, 2023, and 2022, the Company’s debt obligations are summarized as follows (stated in thousands):

	December 31,	December 31,
	2023	2022
Face value of convertible debt	$3,450	$3,450
Less: principal converted to common shares	(60)	(60)
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	1,467	1,086
Total convertible debt	3,334	2,953

Face value of Centurion debt	11,000	11,000
Less: deemed fair value ascribed to warrants	(1,204)	(1,204)
Plus: accretion of implied interest	776	476
Less: unamortized debt issuance costs	(227)	(386)
Total Centurion debt	10,345	9,886
Total debt	13,679	12,839
Less: current portion of debt	(13,679)	(965)
Long-term debt	$—	$11,874

Schedule of future minimum principal payments

As of March 31, 2024, future minimum principal payments are summarized as follows (in thousands):

	Convertible
	Debt	Debenture
Principal due in 2024	$3,056	$10,918
Less: fair value ascribed to conversion feature and warrants	(859)	(1,204)
Plus: accretion and implied interest	851	851
Less: debt issuance costs	—	(187)
	$3,048	$10,378

As of December 31, 2023, future minimum principal payments are summarized as follows (stated in thousands):

	Convertible
	Debt	Debenture
Principal due in 2024	$3,390	$11,000
Less: fair value ascribed to conversion feature and warrants	(1,523)	(1,204)
Plus: accretion and implied interest	1,467	776
Less: debt issuance costs	—	(227)
	$3,334	$10,345

Schedule of accretion expense and interest expense related to debt obligations

	Three Months Ended March 31,
	2024	2023
Accretion expense
Convertible debt	$27	$95
Centurion debt	75	75
	$102	$170

Debt issuance cost amortization
Centurion debt	$40	$39

Interest paid
Convertible debt	$—	$174
Centurion debt	668	376
	$668	$550

The following table depicts accretion expense, debt issuance cost amortization and interest expense related to the Company’s debt obligations for the years ended December 31, 2023, and 2022 (in thousands):

	Year Ended December 31,
	2023	2022
Accretion expense
Convertible debt	$381	$381
Centurion debt	300	300
	$681	$681

Debt issuance cost amortization
Centurion debt	$159	$161

Interest paid
Convertible debt	$221	$221
Centurion debt	1,278	1,230
	$1,499	$1,451